Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 54,619	$ 56,444	$ 45,517
Cost of sales	(20,359)	(21,386)	(17,803)
Gross profit	34,259	35,058	27,715
Distribution expenses	(5,770)	(5,876)	(4,543)
Sales and marketing expenses	(7,883)	(8,382)	(7,745)
Administrative expenses	(3,465)	(3,841)	(2,883)
Other operating income/(expenses)	680	854	732
Restructuring	(385)	(468)	(323)
Acquisition costs business combinations	(74)	(155)	(448)
Business and asset disposal	(26)	(39)	377
Provision for EU investigation	(230)
Profit from operations	17,106	17,152	12,882
Finance cost	(9,168)	(6,885)	(9,382)
Finance income	440	378	818
Net finance income/(cost)	(8,729)	(6,507)	(8,564)
Share of result of associates and joint ventures	153	430	16
Profit before tax	8,530	11,076	4,334
Income tax expense	(2,839)	(1,920)	(1,613)
Profit from continuing operations	5,691	9,155	2,721
Profit from discontinued operations		28	48
Profit of the period	5,691	9,183	2,769
Profit from continuing operations attributable to:
Equity holders of AB InBev	4,368	7,968	1,193
Non-controlling interest	1,323	1,187	1,528
Attributable to:
Equity holders of AB InBev	4,368	7,996	1,241
Non-controlling interest	$ 1,323	$ 1,187	$ 1,528
Basic earnings per share	$ 2.21	$ 4.06	$ 0.72
Diluted earnings per share	2.17	3.98	0.71
Basic earnings per share from continuing operations	2.21	4.04	0.69
Diluted earnings per share from continuing operations	$ 2.17	$ 3.96	$ 0.68